Commitments and Contingencies - Additional Information (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2019
Commitments and Contingencies Disclosure [Line Items]
Contract receivable, due in next twelve months			$ 70,739,504
Contract receivable, due in year two			21,901,012
Contract receivable, due in year three			5,596,044
Contract receivable, due in year four			1,500,000
Contract receivable, due in year five			1,500,000
Contract receivable, due in after five year			$ 7,436,644
Astrid and Kazak [Member]
Commitments and Contingencies Disclosure [Line Items]
Sale leaseback transaction, rent expense	12 months	12 months